Segment Information - Adjusted Gross Margin (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Adjusted Gross Margin	$ 358,354	$ 369,054	$ 1,044,076	$ 1,084,535	$ 1,419,047	$ 1,418,289	$ 1,333,754
Operating Segments [Member] | Travel Network [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin	216,214	207,506	670,023	652,568	860,793	843,863	772,753
Operating Segments [Member] | Airline And Hospitality Solutions [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin	94,747	64,539	235,546	183,237	262,386	218,421	185,147
Operating Segments [Member] | Travelocity [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin	66,013	102,710	184,124	277,895	353,489	413,802	447,790
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin	(41)	(123)	(7,498)	(514)	(717)	(1,010)	(1,083)
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin	(18,579)	(5,578)	(38,119)	(28,651)	(56,904)	(56,787)	(70,853)
Scenario, Previously Reported [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin					1,383,809	1,389,862	1,330,514
Scenario, Previously Reported [Member] | Operating Segments [Member] | Travel Network [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin					860,793	843,863	772,753
Scenario, Previously Reported [Member] | Operating Segments [Member] | Airline And Hospitality Solutions [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin					262,386	218,421	185,147
Scenario, Previously Reported [Member] | Operating Segments [Member] | Travelocity [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin					353,489	413,802	447,790
Scenario, Previously Reported [Member] | Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin					(717)	(1,010)	(1,083)
Scenario, Previously Reported [Member] | Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Adjusted Gross Margin					$ (92,142)	$ (85,214)	$ (74,093)